Shareholder Report, Average Annual Return (Details)	10 Months Ended
Jul. 31, 2024
Without Sales Load [Member] | C000244753
Average Annual Return [Line Items]
Average Annual Return, Percent	23.94%
S&P Composite 1500 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Equal Weight Total Return Index
Average Annual Return, Percent	23.39%